UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2014

Contravisory Strategic Equity Fund

Investor Class – Ticker: CSEFX
Institutional Class – Ticker: CSSFX

Table of Contents

Sector Allocation	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Expense Example	19
Additional Information	21
Privacy Notice	22

Contravisory Strategic Equity Fund

SECTOR ALLOCATION at June 30, 2014 (Unaudited)

Sector Allocation	% Net Assets

Manufacturing	53.8%
Professional, Scientific, and Technical Services	16.0%
Information	10.1%
Finance and Insurance	8.3%
Mining, Quarrying, and Oil and Gas Extraction	3.0%
Administrative and Support and Waste
Management and Remediation Services	2.8%
Retail Trade	2.7%
Real Estate and Rental and Leasing	2.4%
Cash*	0.9%
Net Assets	100.0%

*Cash and other assets less liabilities.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares	COMMON STOCKS: 96.7%	Fair Value

	Administrative and Support Services: 2.8%
3,920	Moody’s Corp.	$343,627

	Apparel Manufacturing: 2.8%
5,382	Cintas Corp.	341,972

	Broadcasting (except Internet): 2.6%
4,975	CBS Corp. – Class B	309,147

	Chemical Manufacturing: 13.2%
3,355	Ashland, Inc.	364,823
5,675	Bristol-Myers Squibb Co.	275,294
4,345	E.I. du Pont de Nemours and Company	284,337
4,430	Gilead Sciences, Inc.1	367,291
5,960	Hospira, Inc.1	306,165
		1,597,910
	Computer and Electronic Product Manufacturing: 8.5%
11,675	International Rectifier Corp.1	325,732
3,385	Raytheon Co.	312,266
3,790	SanDisk Corp.	395,790
		1,033,788
	Credit Intermediation and Related Activities: 2.6%
20,455	Bank of America Corp.	314,393

	Food Manufacturing: 2.2%
6,060	Archer-Daniels-Midland Co.	267,307

	Health and Personal Care Stores: 2.7%
4,290	CVS Caremark Corp.	323,337

	Insurance Carriers and Related Activities: 5.7%
5,750	American International Group, Inc.	313,835
2,955	Humana, Inc.	377,413
		691,248
	Machinery Manufacturing: 7.2%
2,498	Caterpillar, Inc.	271,458
2,433	Dril-Quip, Inc.1	265,781
2,938	United Technologies Corp.	339,192
		876,431
	Miscellaneous Manufacturing: 5.1%
2,040	3M Co.	292,210
25,180	Boston Scientific Corp.1	321,548
		613,758

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS: 96.7% (Continued)	Fair Value

	Petroleum and Coal Products Manufacturing: 4.7%
5,605	BP PLC – ADR	$295,664
2,745	Exxon Mobil Corp.	276,366
		572,030
	Primary Metal Manufacturing: 4.8%
4,315	Belden, Inc.	337,261
9,230	United States Steel Corp.	240,349
		577,610
	Professional, Scientific, and Technical Services: 16.0%
2,660	Amgen, Inc.	314,864
1,825	Baidu, Inc. – ADR1	340,928
15,525	Convergys Corp.	332,856
4,020	MasterCard, Inc. – Class A	295,349
6,740	Open Text Corp.	323,116
3,350	VMware, Inc. – Class A1	324,314
		1,931,427
	Publishing Industries (except Internet): 7.6%
5,300	Check Point Software Technologies, Ltd.1	355,259
8,070	Informatica Corp.1	287,695
6,478	Microsoft Corp.	270,133
		913,087
	Support Activities for Mining: 3.0%
5,155	Halliburton Co.	366,057

	Transportation Equipment Manufacturing: 5.2%
2,980	Autoliv, Inc.	317,608
10,545	Gentex Corp.	306,754
		624,362
	TOTAL COMMON STOCKS
	(Cost $9,040,480)	11,697,491

	REAL ESTATE INVESTMENT TRUSTS: 2.4%
4,680	Equity Residential	294,840
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $283,397)	294,840

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited) (Continued)

Shares	COMMON STOCKS: 96.7% (Continued)	Fair Value

	Money Market Funds: 1.0%
114,702	Fidelity Institutional Money Market Portfolio, 0.05%2	$114,702
	TOTAL MONEY MARKET FUNDS
	(Cost $114,702)	114,702
	TOTAL INVESTMENTS IN SECURITIES: 100.1%
	(Cost $9,438,579)	12,107,033
	Liabilities in Excess of Other Assets: (0.1)%	(15,266)
	TOTAL NET ASSETS: 100.0%	$12,091,767

ADR	American Depository Receipt
PLC	Public Limited Company
1	Non-income producing security.
2	Annualized seven-day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Contravisory Strategic Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value (Cost $9,438,579)	$12,107,033
Receivables:
Fund shares sold	2,535
Dividends and interest	7,118
Due from Adviser	13,388
Prepaid expenses	26,446
Total assets	12,156,520

LIABILITIES
Payables:
Administration & accounting fees	23,954
Audit fees	11,288
Transfer agent fees	12,216
Distribution fees – Investor Class	3,897
Chief Compliance Officer fees	2,213
Fund shares redeemed	1,735
Reports to shareholders	1,648
Trustee fees	1,280
Custody fees	949
Other accrued expenses	5,573
Total liabilities	64,753
NET ASSETS	$12,091,767

COMPONENTS OF NET ASSETS
Paid-in capital	$9,103,263
Undistributed net investment income	1,170
Accumulated net realized gain on investments	318,880
Net unrealized appreciation on investments	2,668,454
Net assets	$12,091,767
Net asset value (unlimited shares authorized):
Investor Class:
Net assets	$3,824,448
Shares of beneficial interest issued and outstanding	307,929
Net asset value, offering and redemption price per share	$12.42
Institutional Class:
Net assets	$8,267,319
Shares of beneficial interest issued and outstanding	664,564
Net asset value, offering and redemption price per share	$12.44

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF OPERATIONS For the six months ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of $347 in foreign withholding taxes)	$64,900
Interest	26
Total investment income	64,926

EXPENSES
Administration & accounting fees	48,806
Investment advisory fees (Note 3)	47,436
Transfer agent fees	26,165
Registration fees	15,132
Audit fees	11,288
Miscellaneous expenses	6,502
Distribution fees – Investor Class (Note 3)	4,565
Chief Compliance Officer fees	4,463
Custody fees	3,157
Trustee fees	2,550
Legal fees	2,231
Insurance expense	1,045
Total expenses	173,340
Fees waived and expenses reimbursed	(109,482)
Net expenses	63,858
Net investment income	1,068

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	358,571
Change in net unrealized depreciation on investments	(261,630)
Net realized and unrealized gain on investments	96,941
Net increase in net assets resulting from operations	$98,009

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2014	December 31,
	(Unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,068	$20,553
Net realized gain on investments	358,571	422,024
Change in net unrealized
appreciation (depreciation) on investments	(261,630)	2,005,211
Net increase in net assets
resulting from operations	98,009	2,447,788

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(2,088)
Institutional Class	—	(19,117)
From net realized gain
Investor Class	—	(89,680)
Institutional Class	—	(207,064)
Total distributions to shareholders	—	(317,949)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares –
Investor Class (a)(b)	70,005	1,097,723
Net increase (decrease) in net assets derived
from net change in outstanding shares –
Institutional Class (a)(c)	(431,372)	1,592,505
Total increase (decrease) in net assets
from capital share transactions	(361,367)	2,690,228
Total increase (decrease) in net assets	(263,358)	4,820,067

NET ASSETS
Beginning of period	12,355,125	7,535,058
End of period	$12,091,767	$12,355,125
Undistributed net investment income	$1,170	$102

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Six Months
	Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
Investor Class	Shares	Value	Shares	Value
Shares sold	36,739	$445,218	124,935	$1,480,123
Shares issued
in reinvestment
of distributions	—	—	7,239	88,394
Shares redeemed (b)	(31,332)	(375,213)	(42,036)	(470,794)
Net increase	5,407	$70,005	90,138	$1,097,723

(b)	Net of redemption fees of $89 and $24, respectively.

	Six Months
	Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
Institutional Class	Shares	Value	Shares	Value
Shares sold	78,194	$948,851	154,252	$1,733,709
Shares issued
in reinvestment
of distributions	—	—	18,451	225,287
Shares redeemed (c)	(113,523)	(1,380,223)	(32,173)	(366,491)
Net increase	(35,329)	$(431,372)	140,530	$1,592,505

(c)	Net of redemption fees of $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2014		December 31,		December 31,
Investor Class	(Unaudited)		2013	2012	2011±
Net asset value at
beginning of year/period	$12.32		$9.77	$8.68	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income^	(0.01)		0.00 ~	0.10	0.00	~
Net realized and unrealized
gain (loss) on investments	0.11		2.86	1.07	(1.32)
Total from investment operations	0.10		2.86	1.17	(1.32)

LESS DISTRIBUTIONS
From net investment income	—		(0.01)	(0.09)	0.00	~
From net realized gain	—		(0.30)	—	—
Total distributions	—		(0.31)	(0.09)	0.00	~
Paid-in capital from redemption fees	0.00	~	0.00 ~	0.01	0.00	~
Net asset value, end of year/period	$12.42		$12.32	$9.77	$8.68
Total Return	0.81	%1	29.31%	13.62%	(13.15	)%1

RATIOS/SUPPLEMENTAL DATA
Net assets at end
of year/period (millions)	$3.8		$3.7	$2.1	$1.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	3.10	%2	3.54%	5.44%	12.74	%2
After fees waived and
expenses absorbed	1.25	%2	1.28%*	1.50%	1.50	%2

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(2.00	)%2	(2.23)%	(2.86)%	(11.24	)%2
After fees waived and
expenses absorbed	(0.15	)%2	0.03%	1.09%	0.00	%2
Portfolio turnover rate	46	%1	64%	68%	56	%1

±	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.005 per share.
1	Not Annualized.
2	Annualized.
*	Effective April 30, 2013, Contravisory Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees from 1.5% to 1.25% for Investor Class.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2014		December 31,		December 31,
Institutional Class	(Unaudited)		2013	2012	2011±
Net asset value at
beginning of year/period	$12.33		$9.76	$8.68	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.01		0.03	0.13	0.01
Net realized and unrealized
gain (loss) on investments	0.10		2.87	1.06	(1.32)
Total from investment operations	0.11		2.90	1.19	(1.31)

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.11)	(0.01)
From net realized gain	—		(0.30)	—	—
Total distributions	—		(0.33)	(0.11)	(0.01)
Paid-in capital from redemption fees	—		—	—	0.00~
Net asset value, end of year/period	$12.44		$12.33	$9.76	$8.68
Total Return	0.89	%1	29.76%	13.70%	(13.09	)%1

RATIOS/SUPPLEMENTAL DATA:
Net assets at end
of year/period (millions)	$8.3		$8.6	$5.5	$3.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.85	%2	3.29%	5.19%	12.49	%2
After fees waived and
expenses absorbed	1.00	%2	1.03%*	1.25%	1.25	%2

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(1.75	)%2	(1.98)%	(2.61)%	(10.99	)%2
After fees waived and
expenses absorbed	0.10	%2	0.28%	1.34%	0.25	%2
Portfolio turnover rate	46	%1	64%	68%	56	%1

±	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.005 per share.
1	Not Annualized.
2	Annualized.
*	Effective April 30, 2013, Contravisory Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees from 1.25% to 1.00% for Institutional Class.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION
The Contravisory Strategic Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 30, 2011.

The Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

procedures adopted by the Fund’s Board of Trustees.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of June 30, 2014, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

The Fund records transfers between levels at the end of each reporting period. The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the six months ended June 30, 2014. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$11,697,491	$—	$—	$11,697,491
Real Estate
Investment Trusts	294,840	—	—	294,840
Short-Term Investments	114,702	—	—	114,702
Total Investments
in Securities	$12,107,033	$—	$—	$12,107,033

^ See Schedule of Investments for industry breakouts.

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency.  The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2013, the Fund deferred, on a tax-basis, post-October losses of $39,691.  At December 31, 2013, the Fund did not have any short-term capital loss carry-forwards or long-term capital loss carry-forwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for the open tax years of 2011-2013 or expected to be taken on the Fund’s tax return for the fiscal year ended 2014.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no events or transactions that occurred after the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.
Contravisory Investment Management, Inc. (the “Advisor”) provides the Contravisory Strategic Equity Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets.  For the six months ended June 30, 2014, the Fund incurred $47,436 in advisory fees.

The Advisor has contractually agreed to limit expenses for the Fund by reducing all or a portion of its fees and reimbursing Fund expenses so that its ratio of expenses to average net assets will not exceed 1.00% for the Institutional Class and 1.25% for the Investor Class.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

fees waived and/or Fund expenses it pays over the following three years after such payment.  For the six months ended June 30, 2014, the Advisor waived $109,482 in fees for the Fund.  At June 30, 2014, the cumulative unreimbursed amount waived by the Advisor on behalf of the Fund was $726,399.  The Advisor may recoup portions of this amount no later than the dates below:

December 31, 2014	$145,935
December 31, 2015	$252,113
December 31, 2016	$218,869
December 31, 2017	$109,482

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  The Officers of the Trust and Chief Compliance Officer are also employees of the Administrator.  Fees paid by the Fund for administration and Chief Compliance Services for the period are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The 12b-1 Plan provides that the Fund’s Investor Class shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Investor Class to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Class shares.  For the six months ended June 30, 2014, the Fund’s Investor Class shares incurred $4,565 in 12b-1 fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended June 30, 2014, were $5,469,272 and $5,861,839, respectively.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2014 (Unaudited) (Continued)

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2014 (estimated) and year ended December 31, 2013, was as follows:

	2014	2013
Distributions paid from:
Ordinary income	$—	$21,205
Long-term capital gain*	$—	$296,744

*	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$9,416,097
Gross tax unrealized appreciation	2,977,688
Gross tax unrealized depreciation	(47,604)
Net tax unrealized appreciation	2,930,084
Undistributed ordinary income	102
Undistributed long-term capital gain	—
Total distributable earnings	102
Other accumulated gain/loss	(39,691)
Total accumulated earnings/losses	$2,890,495

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended June 30, 2014 (Unaudited)

As a shareholder of the Contravisory Strategic Equity Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example.  The example includes, but is not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended June 30, 2014 (Unaudited) (Continued)

year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	January 1, 2014 –
Investor Class	January 1, 2014	June 30, 2014	June 30, 2014^
Actual	$1,000.00	$1,008.10	$6.22
Hypothetical (5% annual	$1,000.00	$1,018.60	$6.26
return before expenses)
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	January 1, 2014 –
Institutional Class	January 1, 2014	June 30, 2014	June 30, 2014^
Actual	$1,000.00	$1,008.90	$4.98
Hypothetical (5% annual	$1,000.00	$1,019.84	$5.01
return before expenses)

^
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for the Contravisory Strategic Equity Fund Investor Class and Institutional Class were 1.25% and 1.00%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Contravisory Strategic Equity Fund

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 558-8818 or by accessing the Fund’s website at www.contravisoryfunds.com or the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (855) 558-8818 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)
The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 558-8818.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)
In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (855) 558-8818 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 558-8818.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.contravisoryfunds.com.

Contravisory Strategic Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility and require third parties to treat your non-public information with the same high degree of confidentiality.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
CONTRAVISORY INVESTMENT MANAGEMENT, INC.
120 Longwater Drive, Suite 100
Norwell, MA  02061

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(855) 558-8818

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
Investor Class – CSEFX
Institutional Class – CSSFX
CUSIP
Investor Class – 74316J730
Institutional Class – 74316J748

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 4, 2014

By (Signature and Title)                      /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     September 4, 2014

* Print the name and title of each signing officer under his or her signature.